Cover Page Cover Page	Nov. 04, 2026
Cover [Abstract]
City Area Code	904
Document Period End Date	Nov. 04, 2026
Document Type	8-K
Entity Address, Address Line One	1 Rayonier Way
Entity Address, City or Town	Wildlight
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32097
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NC
Entity Registrant Name	RAYONIER INC
Local Phone Number	357-9100
Trading Symbol	RYN
Security Exchange Name	NYSE
Written Communications	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity File Number	1-6780
Entity Tax Identification Number	13-2607329
Title of 12(b) Security	Common Shares, no par value, of Rayonier Inc.
Entity Central Index Key	0000052827
Entity Information [Line Items]
Entity File Number	1-6780
Entity Registrant Name	RAYONIER INC
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	13-2607329
Entity Emerging Growth Company	false
Entity Central Index Key	0000052827
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Rayonier Way
Entity Address, City or Town	Wildlight
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32097
Rayonier Limited Partnership [Member]
Cover [Abstract]
Entity Address, Address Line One	1 Rayonier Way
Entity Address, City or Town	Wildlight
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32097
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	RAYONIER, L.P.
Entity File Number	333-237246
Entity Tax Identification Number	91-1313292
Entity Central Index Key	0001806931
Entity Information [Line Items]
Entity File Number	333-237246
Entity Registrant Name	RAYONIER, L.P.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-1313292
Entity Emerging Growth Company	false
Entity Central Index Key	0001806931
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Rayonier Way
Entity Address, City or Town	Wildlight
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32097